Assumed contingent obligation related to the business combination - Reported change to the value of the liability (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Assumed contingent liability	£ 23,907	£ 1,103	£ 1,056	£ 996
USD/GBP exchange rate 1% Variable | Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	23,693
Assumed contingent liability	23,907
Contingent liabilities recognised in business combination, variable down	24,125
Probability of Success 5% Variable | Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	25,683
Assumed contingent liability	23,907
Contingent liabilities recognised in business combination, variable down	22,131
Revenue Concentration Risk, 10% Variable | Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	26,071
Assumed contingent liability	23,907
Contingent liabilities recognised in business combination, variable down	£ 21,742